Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2023
Transactions with Related Parties [Abstract]
Transactions with Related Parties
During the six months ended June 30, 2022, and the six months ended June 30, 2023, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2022	2023
Management fees-related parties
Management fees – Pavimar (b)	$977,400	$—
Management fees – Castor Ships (a)	407,250	1,657,500

Included in Voyage expenses
Charter hire commissions – Castor Ships (a)	$530,089	$715,183

Included in General and administrative expenses
Administration fees – Castor Ships (a)	$186,335	$1,102,777

Included in Gain on sale of vessels
Sale & purchase commission – Castor Ships (a)	$—	$715,000

Included in Vessels’ cost
Sale & purchase commission – Castor Ships (a)	$—	$368,150

As of December 31, 2022, and June 30, 2023, balances with related parties consisted of the following:

	December 31, 2022	June 30, 2023
Assets:
Due from Castor Ships (a) – current	$558,327	$5,175,390
Due from Castor Ships (a) – non-current	1,708,474	1,126,542
Liabilities:
Due to Former Parent Company (d) – current	$—	$327,046